Insurance (Tables)	12 Months Ended
Dec. 31, 2015
Insurance [Abstract]
Schedule of components of insurance claims and policyholder liabilities

Components of unearned insurance premium reserves, claim reserves and benefit reserves were as follows:

(dollars in millions)
December 31,	2015	2014

Finance receivable related:
Payable to OMH:
Unearned premium reserves	$574	$194
Claim reserves	88	23
Subtotal (a)	662	217

Payable to third-party beneficiaries:
Unearned premium reserves	66	—
Benefit reserves	113	107
Claim reserves	22	5
Subtotal (b)	201	112

Non-finance receivable related:
Unearned premium reserves	91	—
Benefit reserves	388	75
Claim reserves	67	42
Subtotal (b)	546	117

Total	$1,409	$446

(a)	Reported as a contra-asset to net finance receivables in connection with the OneMain policy integration.

(b)	Reported in insurance claims and policyholder liabilities.

Schedule of insurance claims and policyholder liabilities assumed from other insurers

Reserves related to unearned premiums, claims and benefits included the following amounts assumed from other insurers:

(dollars in millions)
December 31,	2015	2014

Non-affiliated insurance companies	$346	$15
AIG affiliated insurance companies*	—	43
Total	$346	$58

*	As a result of the offering of our common stock in May of 2015, the economic interests of AIG is no longer material; therefore, the reinsurance agreements with insurers that are subsidiaries of AIG as of December 31, 2015 have not been segregated.

Schedule of changes in the liability for unpaid claims and loss adjustment expenses, net of reinsurance recoverable

Changes in the reserve for unpaid claims and loss adjustment expenses, net of reinsurance recoverable:

(dollars in millions)
At or for the Years Ended December 31,	2015	2014	2013

Balance at beginning of period	$48	$46	$51
Reserve for unpaid claims and loss adjustment expenses assumed in connection with the OneMain Acquisition	104	—	—
Additions for losses and loss adjustment expenses incurred to:
Current year	83	65	59
Prior years *	5	(3)	(6)
Total	88	62	53
Reductions for losses and loss adjustment expenses paid related to:
Current year	(63)	(39)	(35)
Prior years	(26)	(21)	(23)
Total	(89)	(60)	(58)
Balance at end of period	$151	$48	$46

*	Reflects (i) a shortfall in the prior years’ net reserves of $5 million at December 31, 2015 primarily resulting from increased estimates for claims incurred in prior years as claims have developed and (ii) a redundancy in the prior years’ net reserves of $3 million at December 31, 2014 and $6 million at December 31, 2013 primarily resulting from the settlement of claims incurred in prior years for amounts that were less than expected.

Schedule of statutory net income for insurance companies by type of insurance

Statutory net income (loss) for our insurance companies by type of insurance was as follows:

(dollars in millions)
Years Ended December 31,	2015	2014	2013

Property and casualty:
Yosemite Insurance Company	$15	$16	$41
Triton Insurance Company	3	—	—

Life and disability:
Merit Life Insurance Co.	$(1)	$(2)	$3
American Health and Life Insurance Company	11	—	—

Schedule of statutory capital and surplus for insurance companies by type of insurance

Statutory capital and surplus for our insurance companies by type of insurance were as follows:

(dollars in millions)
December 31,	2015	2014

Property and casualty:
Yosemite Insurance Company	$76	$108
Triton Insurance Company	181	—

Life and disability:
Merit Life Insurance Co.	$123	$171
American Health and Life Insurance Company	184	—